Taxation - Disclosure of Temporary Differences, Unused Tax Credits and Unused Tax Losses (Details) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	$ 20.1	$ 19.2
Taxable temporary differences associated with investments in subsidiaries and equity-accounted entities	1.6	3.1
Fixed Asset Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	31.4	26.7
UK Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	16.3	17.1
Internal Revenue Service (IRS) | US Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	6.8	9.6
Unused tax credits for which no deferred tax asset recognised	$ 3.8	2.0
Internal Revenue Service (IRS) | US Tax Authority | Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate computed at the weighted average statutory ratea	3.00%
Internal Revenue Service (IRS) | US Tax Authority | Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate computed at the weighted average statutory ratea	12.00%
Her Majesty's Revenue and Customs, And Other Foreign Tax Authorities, Excluding Internal Revenue Service
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 4.5	$ 5.2